Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun. 28, 2012
TWM Global Equity Income Fund (Prospectus Summary) | TWM Global Equity Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TWM Global Equity Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The TWM Global Equity Income Fund (the "Fund") seeks long-term capital appreciation and income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover
		rate was 25.73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.73%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The operating expense limitation agreement discussed in the
		table above is reflected only through March 31, 2014.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in portfolio of common stocks of issuers in developed markets throughout the world, including the United States. The Fund generally invests at least 80% of its net assets
(including any borrowings for investment purposes) in equity securities of companies with large market capitalizations. Under normal market conditions, the Fund generally invests in securities of issuers from at least three different countries (including the United States), with at least 40% of the Fund's net assets invested in foreign securities.

The Fund's equity security holdings are managed based on a proprietary fundamental and quantitative approach targeting securities with stable, long-term dividend growth and high quality fundamental
exposures. AllianceBernstein L.P. (the "Sub-Adviser") also incorporates fundamental factors that may include, but are not limited to sales, book value and cash flow to determine the inclusion and weighting for each security. The approach seeks to assess the risk and return characteristics of the securities the Fund will buy and sell and the impact those securities will have on the risk and return characteristics of the portfolio overall. The Sub-Adviser then evaluates these results in light of data concerning an issuer's fundamentals and trading considerations. The Fund's investment universe consists of large capitalization, dividend-paying companies in the developed markets. For these purposes, "large-capitalization companies" are those that, at the time of investment, have market capitalizations in excess of $5 billion. The Fund's portfolio construction process incorporates constraints to ensure the sector and regional allocations are consistent with those of the MSCI World Index.

To the extent deemed appropriate by the Sub-Adviser, the Fund may use options, including covered call options and index options, to seek to enhance equity returns, to lower the overall volatility of the Fund's investment portfolio and to generate income. The Fund may also use futures contracts for this purpose.
The Fund may invest in a derivative instrument both as a substitute for a comparable market position in the underlying equity security or to attempt to
"hedge" or limit the exposure of the Fund's position in an equity security.
Derivative securities held by the Fund to generate income represent positions in underlying equity securities that produce income such as dividend-paying common stock and other income producing equity securities. Investments in derivative securities that represent positions in underlying equity securities are considered to be equity securities for the purpose of the Fund's 80% test.

The Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. The
Fund is "non-diversified," meaning that a relatively high percentage of its
		assets may be invested in a limited number of issuers of securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

·  Management Risk. The risk that the Sub-Adviser's judgments about the attractiveness, value and potential appreciation of the Fund's investments may prove to be incorrect and that the investment strategies employed by the
   Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·  Non-Diversified Fund Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

·  Equity Market Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

·  Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

·  Foreign Securities Risk. The risks of investments in securities of foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in
		foreign currencies.
Risk, Lose Money	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.twmfunds.com or by calling the Fund toll-free at
		1-855-TWM-FUND (1-855-896-3863).
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-855-TWM-FUND (1-855-896-3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.twmfunds.com
TWM Global Equity Income Fund (Prospectus Summary) | TWM Global Equity Income Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
TWM Global Equity Income Fund (Prospectus Summary) | TWM Global Equity Income Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,432

[1]	Tiedemann Wealth Management, LLC, the Fund's investment adviser (the "Adviser"), has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.75% and 1.40% of the Fund's average net assets, for Investor Class shares and Institutional Class shares, respectively, through March 31, 2014. This operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on the Fund's expenses.